Consolidated Statements of Changes in Equity - BRL (R$) R$ in Thousands	Total	Capital	Treasury shares	Capital reserves	Profit reserves Legal	Profit reserves Statutory	Additional paid-in capital	Other comprehensive income [1]	Retained earnings	Equity attributable to shareholders of the parent	Non-controlling interest
Balance at Dec. 31, 2016	R$ 105,479,207	R$ 51,100,000	R$ (440,514)	R$ 35,973	R$ 6,807,128	R$ 43,220,688	R$ 70,496	R$ (398,708)	R$ 4,907,381	R$ 105,302,444	R$ 176,763
Net income	17,314,603								17,089,364	17,089,364	225,239
Financial assets available for sale	2,187,365							2,187,365		2,187,365
Foreign currency translation adjustment	29,002							29,002		29,002
Other	0
Comprehensive income	19,530,970							2,216,367	17,089,364	19,305,731	225,239
Increase of non-controlling shareholders' interest	2,099										2,099
Capital increase with reserves		8,000,000				(8,000,000)
Transfers to reserves					732,888	6,720,523			(7,453,411)
Interest on equity and dividends	(7,318,572)								(7,204,344)	(7,204,344)	(114,228)
Balance at Dec. 31, 2017	117,693,704	59,100,000	(440,514)	35,973	7,540,016	41,941,211	70,496	1,817,659	7,338,990	117,403,831	289,873
IFRS 9 adoption	(2,137,214)							665,540	(2,802,754)	(2,137,214)
Balance on January 1, 2018	115,556,490	59,100,000	(440,514)	35,973	7,540,016	41,941,211	70,496	2,483,199	4,536,236	115,266,617	289,873
Net income	16,748,439								16,583,915	16,583,915	164,524
Financial assets at fair value through other comprehensive income	(296,915)							(296,915)		(296,915)
Foreign currency translation adjustment	113,198							113,198		113,198
Other	(92,764)							(92,764)		(92,764)
Comprehensive income	16,471,958							(276,481)	16,583,915	16,307,434	164,524
Increase of non-controlling shareholders' interest	2,265										2,265
Capital increase with reserves		8,000,000				(8,000,000)
Transfers to reserves					954,247	10,832,110			(11,786,357)
Interest on equity and dividends	(7,354,593)								(7,298,596)	(7,298,596)	(55,997)
Balance at Dec. 31, 2018	124,676,120	67,100,000	(440,514)	35,973	8,494,263	44,773,321	70,496	2,206,718	2,035,198	124,275,455	400,665
Net income	21,173,207								21,023,023	21,023,023	150,184
Financial assets at fair value through other comprehensive income	5,795,435							5,795,435		5,795,435
Foreign currency translation adjustment	73,867							73,867		73,867
Other	(204,538)							(204,538)		(204,538)
Comprehensive income	26,837,971							5,664,764	21,023,023	26,687,787	150,184
Increase of non-controlling shareholders' interest	8,750										8,750
Capital increase with reserves		8,000,000				(8,000,000)
Transfers to reserves					1,129,131	13,589,708			(14,718,839)
Interest on equity and dividends	(15,979,267)					(8,000,000)			(7,863,776)	(15,863,776)	(115,491)
Balance at Dec. 31, 2019	R$ 135,543,574	R$ 75,100,000	R$ (440,514)	R$ 35,973	R$ 9,623,394	R$ 42,363,029	R$ 70,496	R$ 7,871,482	R$ 475,606	R$ 135,099,466	R$ 444,108

[1]	Mainly composed of financial assets at fair value through other comprehensive income and gains and losses with cash flow hedge and foreign investment.